Derivatives (Details) - Schedule of the Group’s Open Derivative Positions - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Subordinated Borrowing [Line Items]
Fair Value of Asset	$ 134,337	$ 54
Fair Value of Liability	(134,337)
Net Amount		54
Stock Indices OTC option contracts [Member]
Subordinated Borrowing [Line Items]
Fair Value of Asset	134,337
Fair Value of Liability	(134,337)
Net Amount
Stock Indices CFDs [Member]
Subordinated Borrowing [Line Items]
Fair Value of Asset		54
Fair Value of Liability
Net Amount		$ 54